(10) Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current State and Local Tax Expense (Benefit)	$ 7,440	$ 7,495
Income tax expense	$ 7,440	$ 7,495